Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2022
Principles of consolidation
a. Principles of consolidation
The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights and/or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in
Non-interest
revenue, other. The Bank consolidates Variable Interest Entities (“VIEs”) where the Bank is determined to be the primary beneficiary (see note 2j). All significant inter-company balances and transactions are eliminated on consolidation.

Basis of presentation
b. Basis of presentation
These financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulation Act 1949 and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences, insofar as they relate to the Bank, include the determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred taxes, stock-based compensation, loan origination fees, derivative financial instruments, business combination, lease accounting and the presentation format and disclosures of the financial statements and related notes.

Use of estimates
c. Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, impairment in securities, valuation of derivatives, stock-based compensation, unrecognized tax benefits, valuation of lease liabilities and impairment assessment of goodwill.

Cash and cash equivalents
d. Cash and due from banks, and restricted cash
Cash and due from banks comprise of cash and deposit with banks that have original maturities of 90 days or less. The Bank has captioned cash and cash equivalent as “cash and due from banks, and restricted cash” on the consolidated balance sheets. Cash and due from banks includes restricted cash (see note 3).

Customer acquisition costs
e. Customer acquisition costs
Customer acquisition costs principally consist of commissions paid to third-party referral agents who source retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

Investments in securities
f. Investments in securities
Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.
Credit substitute securities typically consist of commercial paper and debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in note 7 and on concentrations of credit risk in note 10.
All other securities, including mortgage-and asset-backed securities, are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly-rated.
Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in net income.
Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.
All debt securities that are not classified as HTM or HFT are classified as available for sale debt securities (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.
Equity securities are classified under other assets. Marketable securities are measured at fair value, change in fair value recorded in earnings.
Non-marketable
equity securities under the measurement alternative are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer and impairment, if any. The Bank’s review for impairment for equity method, cost method and measurement alternative securities typically includes an analysis of the facts and circumstances of each security, the intent or requirement to sell the security, and the expectations of cash flows.
Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.
Transfers between categories are recorded at fair value on the date of the transfer.

Impairment of securities
g. Impairment of debt securities
Up to March 31, 2020, declines in the fair value of held to maturity and available for sale debt securities below their carrying value that were other than temporary were reflected in net income as other than temporary impairment losses, based on management’s best estimate of the fair value of the investment. The Bank conducted a review each year to identify other than temporary declines based on an evaluation of all significant factors. The Bank’s review of impairment generally entailed identification and evaluation of investments that had indications of possible impairment, analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment and documentation of the results of these analysis, as required under business policies. Estimates of any declines in the fair value of credit substitute securities that were other than temporary were measured on a case-by-case
basis together with loans to those customers. The Bank did not recognize an impairment for debt securities if the cause of the decline was related solely to interest rate increase and the Bank did not intend to sell the security and it was not more likely than not that the Bank would be required to sell the security before recovery of its amortized cost basis.
The Bank adopted ASU
2016-13,
Financial Instruments– Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (CECL) with effect from April 1, 2020. The Bank conducts a review of all available-for-sale
debt securities with fair value below their carrying value or with zero loss expectation. The Bank evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If the assessment indicates that a credit loss exists, the present value of cash flows to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded through a provision for credit loss expense, limited by the amount that fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income. The allowance is increased or decreased if credit conditions subsequently worsen or improve. A reversal of credit losses is recognized in earnings. The Bank recognizes the entire difference between amortized cost basis and fair value in earnings for impaired AFS debt securities that the Bank has an intent to sell or for which the Bank believes it will more-likely-than-not
be required to sell prior to recovery of the amortized cost basis. The Bank applied ASC 326 to AFS debt securities when Other Than Temporary Impairment has been recognized before the adoption. Amortized cost of a security, including the security’s effective interest rate where an other-than-temporary impairment had been recognized up to March 31, 2020 has remained unchanged. Amounts previously recognized in accumulated other comprehensive income as of the adoption date that relate to improvements in cash flows continue to be accreted to interest income over the remaining life of the security on a level-yield basis. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption are recorded to income in the period received. The Bank does not record an allowance on accrued interest receivables on the balance sheet due to its policy to reverse interest income on debt securities in a timely manner in line with the Bank’s non-accrual
and past due policies and also on any debt security classified as non-performing.
The Bank does not purchase debt securities with credit deterioration.

Loans
h. Loans
The Bank grants retail and wholesale loans to customers.
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to net income over the lives of the related loans.
Interest is accrued on the unpaid principal balance and is included in interest income. Loans are generally placed on
“non-accrual”
status when interest or principal payments are ninety days past due or if they are considered non-performing,
at which time no further interest is accrued and any unrealized interest recognized in the income statement is reversed. Interest income and principal payments on loans placed on non-accrual
status is recognized when received. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current, and future payments are reasonably assured.

Allowance for credit losses
i. Allowance for credit losses
The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio which includes troubled debt restructuring. The allowance for credit losses consists of allowances for retail loans and wholesale loans. Upon adoption of ASC 326, the Bank revised its accounting policy for Allowance for credit losses as detailed below:
Retail
Up to March 31, 2020 the Bank’s retail loan loss allowance consisted of specific allowance and allowance for loans collectively evaluated for impairment (termed as “unallocated allowance”). The Bank established a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due and the nature of the security available. Additionally, the Bank monitored loan to value ratios for loans against securities. The loans were charged off against allowances typically when the account became 150 to 1,083 days past due depending on the type of loan. The defined delinquency levels at which major loan types are charged off were 150 days past due for personal loans, credit card receivables, auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believed that any future cash flows from these loans were remote
,
including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements were not feasible. Subsequent recoveries, if any, against write-off
cases, were adjusted to provision for credit losses in the consolidated statement of income. The Bank also recorded unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank established an unallocated allowance for loans in each product group based on its estimate of the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimated its unallocated allowance for retail loans based on its probability of default and loss given default, determined for the respective risk pools.
Wholesale
Up to March 31, 2020, the allowance for wholesale loans consisted of specific and unallocated components. The allowance for such credit losses was evaluated on a regular basis by management and was based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation was inherently subjective as it required estimates that are susceptible to significant revision as more information became available.
Loans were charged off against the allowance when management believes that the loan balance may not be recovered. Subsequent recoveries, if any, against write-off
cases, were adjusted to provision for credit losses in the consolidated statement of income. The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.
The Bank established specific allowances for each impaired wholesale loan customer, in the aggregate, for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent. Collateral values are generally based on appraisals from internal and external valuation sources. Wholesale loans that experienced insignificant payment delays and payment shortfalls were generally not classified as impaired but were placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case
basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed. These factors were considered by the Bank for selection of loans for credit reviews and assessment of impairment.
The Bank also established an unallocated allowance for wholesale standard loans based on the internal rating grades assigned, and the probability of default associated with internal rating grade pools and the loss given default.
Effective April 1, 2020, the Bank adopted the CECL accounting guidance. The adoption of this guidance established a single allowance framework for all financial assets measured at amortized cost and certain off-balance
sheet credit exposures including undrawn commitments not cancellable, Investments including AFS Securities and other financial assets measured at amortized cost. This framework requires that management’s estimate reflects credit losses over the instrument’s remaining expected life and considers expected future changes in macroeconomic conditions.
The Bank estimates its allowance for credit losses for pooled loans based on its PD and LGD, determined for the respective risk pools. The allowance for credit losses for the quantitative component of pooled loans is the product of multiplying the PD, LGD and EAD.
Asset-specific component
To determine the asset-specific component of the allowance, collateral-dependent loans (including those loans for which foreclosure is probable) and larger and non-accrual
risk-rated loans in the wholesale portfolio segment are generally evaluated individually, while smaller loans (both scored and risk-rated) are aggregated for evaluation based on factors relevant for the respective class of assets.
The Bank generally measures the asset-specific allowance as the difference between the amortized cost of the loan and the present value of the cash flows expected to be collected, discounted at the loan’s original effective interest rate. Subsequent changes in impairment, including those related to the passage of time, are generally recognized as an adjustment to the allowance for credit losses. For collateral-dependent loans, the fair value of collateral less estimated costs to sell is used to determine the charge-off
amount for declines in value (to reduce the amortized cost of the loan to the fair value of collateral) or the amount of the negative allowance that should be recognized (for recoveries of prior charge-offs associated with improvements in the fair value of collateral).
The asset-specific component of the allowance for credit losses that have been or are expected to be modified in TDRs incorporates the effect of the modification on the loan’s expected cash flows (including forgone interest, principal forgiveness, and other concessions), and also the potential for redefault. For wholesale loans modified or expected to be modified in TDRs, expected losses incorporate management’s expectation of the borrower’s ability to repay under the modified terms.
Estimating the timing and amounts of future cash flows is highly subject to judgment as these cash flow projections rely upon estimates such as loss severities, asset valuations, default rates (including redefault rates on modified loans), the amounts and timing of interest or principal payments (including any expected prepayments) or other factors that are reflective of current and expected market conditions. All of these estimates and assumptions require significant management judgment and certain assumptions are highly subjective.
The Bank’s allowance for credit losses comprises:

•	the allowance for loan losses, which covers the Bank’s loan portfolios and is presented separately on the balance sheet in Loans,

•	the allowance for lending-related commitments, which is recognized on the balance sheet in Accrued expenses and other liabilities,

•
the allowance for credit losses on investment securities, which covers the Bank’s AFS debt securities and is recognized on the balance sheet in Investments available for sale debt securities on the balance sheet and,

•
the allowance for credit losses on other financial assets measured at amortized cost, and other off-balance
sheet credit exposures, which is recognized on the balance sheet in Accrued expenses and other liabilities.

All changes in the allowance for credit losses are recognized in the income statement.
Determining the appropriateness of the allowance for credit losses is complex and requires significant judgment by management about the effect of matters that are inherently uncertain. Subsequent evaluations of credit exposures, considering the macroeconomic conditions, forecasts and other factors then prevailing, may result in significant changes in the allowance for credit losses in future periods.
The Bank’s policies used to determine its allowance for credit losses and its allowance for lending-related commitments are described in the following paragraphs.
The Bank’s portfolio is bifurcated into Retail and Wholesale portfolios, wherein the Retail portfolio is segmented into homogenous pools using various factors such as nature of product, delinquencies, and other demographic and behavioral variables of the borrowers. The wholesale portfolio is segmented into various risk grades on the basis of a host of quantitative and qualitative factors including financial performance, industry risk, business risk and management quality. The allowance for loan-related losses and allowance for lending-related commitments represents expected credit losses over the remaining expected life of outstanding loans and lending-related commitments that are not unconditionally cancellable. The Bank does not record an allowance for future draws on unconditionally cancellable lending-related commitments (e.g., credit cards). The Bank does not record an allowance on accrued interest receivables on the balance sheet due to its policy to reverse interest income on loans more than 90 days past due and in the case of agricultural loans more than 365 days past due, and also on any loans classified as non-performing.
The expected life for retail loans and wholesale loans is determined based on their contractual term and expected prepayments. The expected life of funded credit card loans is generally estimated by considering expected future payments on the credit card account. The Bank has Unconditionally Cancellable Clause (“UCC”) for credit card lines and as allowed by CECL accounting guidance, the Bank makes an allowance only for debt drawn at the time of expected loss measurement. The Bank applies expected principal payments to the credit card receivable balances existing at the reporting date until the balance is exhausted.
The estimate of expected credit losses includes expected recoveries of amounts previously charged off or expected to be charged off, even if such recoveries result in a negative allowance. The Retail loans are charged off against allowances typically when the account becomes 150 to 1,083 days past due depending on the type of loan. The defined delinquency levels at which major loan types are charged off are 150 days past due for personal loans and credit card receivables, 180 days for auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements were not feasible. The wholesale Loans are charged off against the allowance when management believes that the loan balance may not be recovered, including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements were not feasible. Subsequent recoveries, if any, against write-off
cases, are adjusted to provision for credit losses in the consolidated statement of income.
Wholesale loans are considered
non-performing
when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining non-performance
include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due. Wholesale loans that experienced insignificant payment delays and payment shortfalls are generally not classified as non-performing
but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case
basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed. These factors are considered by the Bank for selection of loans for credit reviews and assessment of allowance.
In order to estimate the allowance, the Bank primarily relies on its risk-segmentation models, which are also an integral part of the Bank’s risk management framework. Risk segmentation aims to group homogenous exposures together to allow for collective assessment of expected losses. Expected Loss estimation under collective assessment, is primarily based on Probability of Default (“PD”), Loss given Default (“LGD”), Exposure at Default (“EAD”) estimates. The Bank has modeled its PD estimates at the aforementioned granularity for its retail and wholesale portfolios and has also created the remaining expected life structure of the same for computation of credit losses.
The Bank’s
off-balance
sheet credit exposures include unfunded loan commitments, financial guarantees, including standby letters of credit, and other similar instruments. For off-balance
sheet credit exposures, the Bank recognizes an Allowance for credit loss (“ACL”) associated with the unfunded amounts. The Bank does not recognize an ACL for commitments that are unconditionally cancellable at the Bank’s discretion. ACL for off-balance
sheet credit exposures are reported as a liability in accrued expenses and other liabilities on the consolidated balance sheet. ACL in such cases is measured for the remaining contractual term, adjusted for prepayments, of the financial asset (including off-balance
sheet credit exposures) using historical experience, current conditions, and reasonable and supportable forecasts.
Collective and Individual Assessments
Management estimates the allowance balance using relevant available information, from internal and external sources, relating to historical experience, current conditions, and reasonable and supportable forecasts. Historical loan default and loss experience provides the basis for the estimation of expected credit losses. Adjustments to historical loss information incorporate management’s view of current conditions and forecasts.
The methodology for estimating the amount of credit losses reported in the allowance for credit losses has two basic components: first, a pooled component for expected credit losses for pools of loans that share similar risk characteristics and second an asset-specific component involving loans that do not share risk characteristics and the measurement of expected credit losses for such individual loans.
As an integral part of the credit process, the Bank has a credit rating model appropriate to its retail and wholesale credit segments. The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal rating grading is updated at least annually, based on credit rating model scale.
The majority of the Bank’s credit exposures share risk characteristics with other similar exposures, and as a result are collectively assessed for allowance (“portfolio-based component”). If an exposure does not share risk characteristics with other exposures, the Bank generally estimates expected credit losses on an individual basis, considering expected repayment and conditions impacting that individual exposure (“asset-specific component”). The asset-specific component covers loans modified or reasonably expected to be modified in a troubled debt restructuring (“TDR”), collateral-dependent loans, and borrowers with financial difficulties.
Portfolio-based component (Pooled Loans)
The portfolio-based component begins with a quantitative calculation that considers the likelihood of the borrower changing delinquency status or moving from one risk rating to another. The quantitative calculation covers expected credit losses over an instrument’s expected life and is estimated by applying credit loss factors to the Bank’s exposure at default.
Apart from its historical experience, the Bank seeks to incorporate any reasonable and supportable information regarding the prevalent and future economic and operating conditions, and their impact on credit losses for the Bank into its allowance. The Bank therefore includes in its estimation the use of quantitative statistical models to predict impact of macro-economic variables, on defaults. The Bank relies on a single macro-economic variable that is relevant to the specific pool of loans to develop reasonable and supportable forecast specific to the relevant macro-economic variable. In deploying these models the Bank has assessed the impact of an exhaustive set of macro-economic variables, key such variables are GDP, Private Final Consumption Expenditure, Gross Fixed Capital Formation and Index of Industrial Production (“IIP”) on its expected losses, and uses consensus macro-economic forecasts surveyed and published by the Reserve Bank of India: Centre for Monitoring Indian Economy. As the consensus macro-economic forecasts are published for a year the Bank reverts to the historical average default rate beyond this period over a straight line basis. Any adjustments needed to the modeled expected losses in the quantitative calculations are addressed through a qualitative adjustment. Qualitative adjustment, among other things includes the uncertainty of forward-looking scenarios based on the likelihood and severity of a possible recession; the uncertainty of economic conditions related to an alternative downside scenario; certain portfolio characteristics and concentrations; collateral coverage; model limitations; idiosyncratic events; and other relevant criterias. The qualitative adjustment also reflects the estimated impact of the pandemic and the war between Russia and Ukraine on the economic forecasts and their impact on credit loss estimates. The total ACL is comprised of the quantitative and qualitative components.

Sales/transfer of receivables
j. Sales/transfer of receivables
The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the special purpose entities (“SPEs”) route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to SPEs, formerly qualifying special purpose entities (“QSPEs”) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.
The Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE. The scope conditions examined include whether the entities’ equity investment at risk is insufficient to finance the activities without subordinated financial support and whether the holders of equity lack the characteristics of a financial interest. A controlling financial interest includes characteristics such as ability to make decisions through voting or similar rights, unlimited obligation to absorb the entities expected losses, and unlimited rights to receive the entities expected residual returns.
Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.
Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

Property and equipment
k. Property and equipment
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of property and equipment on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%
For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets. Improvements to leasehold premises are charged off over the remaining primary period of the lease.

Lease accounting
l. Lease accounting
The Bank recognizes its lease liabilities measured as the present value of lease payments not yet paid, discounted using the incremental borrowing rate. The right-of-use
asset includes an initial measurement of the lease liabilities adjusted for accrued lease liabilities.
At the inception of the contract, the Bank assesses whether the contract, is or contains, a lease. The Bank’s assessment is based on whether(1) the contract involves the use of distinct identified assets, (2) the Bank has the right to substantially all the economic benefit from the use of the asset throughout the term of the contract, and (3) the Bank has the right to direct the use of the asset. Leases are examined for classification as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria is met (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for the major part of the remaining useful life of the asset or (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of the above criteria.
The Banks’s lessee arrangements consist of operating leases. The Bank records right-of-use
assets and lease liabilities at the lease commencement date.
Right-of-use
assets are reported in other assets on the Consolidated Balance Sheets, and the related lease liabilities are reported in accrued expenses and other liabilities. The Bank has elected not to record right-of-use
assets for short-term leases that have a lease term of 12 months or less and thus, all leases with a lease term exceeding 12 months are recorded on the consolidated balance sheet.
Lease expense is recognized on a straight-line basis over the lease term and is recorded in non-interest
expense-premises and equipment in the consolidated statements of income. The Bank made an accounting policy decision not to separate lease and non-lease
components of a contract that is or contains a lease. At the lease commencement, lease liabilities are recognized based on the present value of the remaining lease payments and discounted using the incremental borrowing rate as at the date of the lease commencement.
Right-of-use
assets initially equal the lease liabilities, adjusted for any lease payments made prior to lease commencement and for any lease incentives.
The Bank assesses leased assets for impairment, and if the carrying amount of the leased asset exceeds the undiscounted cash flows from the lease payments and the estimated residual value upon disposition of the leased asset, an impairment loss is recognized.

Impairment or disposal of tangible long-lived assets
m. Impairment or disposal of tangible long-lived assets
Whenever events or circumstances indicate that the carrying amount of tangible long-lived assets may not be recoverable, the Bank subjects such long-lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

Income tax
n. Income tax
Income tax expense/benefit consists of the current tax expense and the net change in deferred tax assets or liabilities during the year.
Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying values of assets and liabilities for financial reporting purposes and their respective tax bases, and for operating loss and tax credit carry forwards. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized based on management’s judgment. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax assets or liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.
Income tax benefits are recognized and measured based upon a two-step
model: 1) a tax position must be
more-likely-than-not
to be sustained based on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is greater than 50 percent likely of being realized upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Bank’s policy is to include interest income, interest expense and penalties on overpayments and underpayment of income taxes within income tax expense in the consolidated statement of income. Interest income on overpayments of income taxes is recognized when the related matter is resolved.
The Bank accounted for dividend distribution tax in equity in the year in which a dividend is declared. With effect from April 1, 2020, no direct tax required to be paid by the Bank since dividend distribution tax payable on dividend distributed have been abolished.
The Bank follows specific identification method for releasing income tax effects from accumulated other comprehensive income.

Revenue recognition
o. Revenue recognition
Interest income from loans and from investments is recognized on an accrual basis using the effective interest method when earned except in respect of loans or investments placed on non-accrual
status, where it is recognized when received.
Fees and commissions from guarantees issued are amortized over the contractual period of the commitment.
Dividends from investments are recognized when declared.
Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.
Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

Foreign currency transactions
p. Foreign currency transactions
The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income under foreign exchange transactions.
For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end
rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (“OCI”).

Stock-based compensation	q. Stock-based compensation The fair value of stock-based compensation is estimated on the date of each grant based on a binomial model. For further information, see note 21.
Debt issuance costs	r. Debt issuance costs Issuance costs of long-term debt are amortized over the tenure of the debt.
Earnings per share
s. Earnings per share
Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in note 28.

Segment information	t. Segment information The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in note 25.
Derivative financial instruments
u. Derivative financial instruments
The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income under derivative gain/(loss) in the period of change.
The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.
The Bank enters into interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically offsets these risks in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

Business combination
v. Business combination
The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair value. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair value of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact the Bank’s future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of the Bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

Goodwill
w. Goodwill
Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. Up to March 31, 2020 this analysis was a two-step
process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit was considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step is to be performed. The second step involved calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. On April 1, 2020, the Bank adopted ASU
2017-04
which eliminated the requirement to calculate the implied fair value of Goodwill (the second step). Accordingly, if the fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Recently adopted accounting standards
x. Recently adopted accounting standards
In December 2019, the FASB issued ASU
2019-12
“Income Taxes (Topic 740)– Simplifying the Accounting for Income Taxes”. This ASU is part of the FASB’s initiative to make narrow-scope simplifications and improvements to accounting standards through a series of short-term projects. The ASU removes specific exceptions to general principles in Topic 740 (eliminating the need for an organization to analyze whether certain exceptions apply in a given period) and improving financial statement preparers’ application of certain income tax-related guidance. The amendments in the ASU are effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Bank adopted the ASU effective April 1, 2021. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations.
In January 2020, the FASB issued ASU
2020-01
“Investments–Equity Securities (Topic 321), Investments–Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)– Clarifying the Interactions between Topic 321, Topic 323, and Topic 815”. ASU
2016-01
made targeted improvements to accounting for financial instruments, including providing an entity with the ability to measure certain equity securities without a readily determinable fair value at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Among other topics, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting. The amendments in the ASU are effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Bank adopted the ASU effective April 1, 2021. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations.
In March 2020, the FASB issued ASU
2020-04
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The ASU provides for optional expedients and other guidance related to modification of contracts, hedging relationships, and other transactions affected by reference rate reform. The ASU also provides an election to account for certain contract amendments related to reference rate reform as modifications rather than extinguishments without the requirement to assess the significance of the amendments. The various practical expedients and elections allow hedge accounting to continue uninterrupted during the transition period. The amendments in the update are elective and applicable on issue. The guidance terminates in December 2022. In January 2021, the FASB issued ASU
2021-01
“Reference Rate Reform (Topic 848): Scope”, which clarifies the scope of the initial accounting relief issued by the FASB in March 2020. The Bank adopted the ASU effective April 1, 2021. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations.

Recently issued accounting pronouncements not yet effective
y. Recently issued accounting pronouncements not yet effective
In August 2020, the FASB issued ASU
2020-06
“Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging Contracts in Entity’s Own Equity (Subtopic
815-40)”.
The ASU simplifies the accounting for convertible debt and convertible preferred stock by reducing the number of accounting models for these instruments, resulting in fewer embedded conversion features being separately recognized from the host contract. Additionally, this ASU revises the criteria for determining whether contracts in an entity’s own equity meet the scope exception from derivative accounting, which will change the population of contracts that are recognized as assets or liabilities. The amendments in this ASU also revise certain aspects of the guidance on calculating earnings per share with respect to convertible instruments and instruments that may be settled in the entity’s own shares. This ASU is effective for the Bank for interim and annual periods in fiscal years beginning after December 15, 2021. The Bank does not expect the adoption of ASU
2020-06
to have a material impact on its consolidated financial statements.

Convenience translation
z. Convenience translation
The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the fiscal year ended March 31, 2022 have been translated into U.S. dollars at U.S.$1.00 = Rs. 75.87 as published by the Federal Reserve Board of New York on March 31, 2022. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.